Disclosure of net defined benefit liability (asset) (Details) - Pension obligations [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Statements [Line Items]
Present value of funded defined benefit obligation	$ 195,283	$ 365,655	$ 333,720
Fair value of plan assets	(175,795)	(341,432)	(296,151)
Present value of unfunded defined benefit obligation	16,229	17,399	15,445
Net liability arising from defined benefit obligation	$ 35,717	$ 41,622	$ 53,014